Inventories	12 Months Ended
Dec. 31, 2020
Disclosure of Inventories [Abstract]
Inventories

9.	Inventories

	December 31,
Current inventory:	2 0 2 0	2 0 1 9

Finished goods	$2,302,443	$1,900,624
Work-in-process	96,174	109,247
Billets	2,232,736	1,791,802
Raw materials and supplies	2,817,090	2,760,319
Materials, spare parts and rollers	1,233,282	1,146,705
Materials in-transit	391,874	534,516
	$9,073,599	$8,243,213

Non-current inventory:

	December 31,
	2 0 2 0	2 0 1 9

Coke	$952,690	$747,300
Spare parts	72,139	68,587
Rollers	185,498	144,486
Finished goods	353,095	353,095
	1,563,422	1,313,468

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,210,327	$960,373

The Company has $ 952,690 and $ 747,300 of coke inventory on hand as of December 31, 2020 and 2019 respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As of February 2021, management considers that there will be recovery in the industries in which the Company operates; this would result in the blast furnace being restarted in the future. However, the Company has recorded an impairment to the blast furnace resulting in a book value of zero. The Company has continued incurring certain costs to maintain the assets in Lorain, including the blast furnace and the coke; such costs are expensed as incurred. In order to restart the blast furnace the Company will incur expenses for the restoration of the equipment, and there is still uncertainty on the date on which the blast furnace will restart operation, if ever The Company cannot offer any guarantee of the eventual restarting of the blast furnace or when conditions will become economically feasible to do so.